Schedule of credit risk (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Estimated total gross carrying amount at	$ 2,060,285	$ 2,666,215	$ 2,151,682
Trade receivables	$ 2,060,285	$ 2,666,215	2,151,682
Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate
Estimated total gross carrying amount at	$ 2,729,285	$ 3,531,968	2,740,055
ECL	$ (669,000)	$ (865,753)	$ (588,373)
Not past due [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	19.00%	19.00%	15.00%
Estimated total gross carrying amount at	$ 163,199	$ 211,196	$ 804,724
ECL	$ (40,003)	$ (51,768)	$ (116,455)
Later than one month and not later than two months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	39.00%	39.00%	54.00%
Estimated total gross carrying amount at	$ 334,987	$ 433,507	$ 979,987
ECL	$ (82,112)	$ (106,261)	$ (174,010)
Later than two months and not later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	72.00%	72.00%	54.00%
Estimated total gross carrying amount at	$ 620,585	$ 803,099	$ 244,561
ECL	$ (152,117)	$ (196,855)	$ (68,020)
Later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	88.00%	88.00%	59.00%
Estimated total gross carrying amount at	$ 751,573	$ 972,611	$ 386,405
ECL	$ (184,225)	$ (238,406)	$ (135,819)
Later than one year [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	100.00%	100.00%	59.00%
Estimated total gross carrying amount at	$ 858,941	$ 1,111,555	$ 324,378
ECL	$ (210,543)	$ (272,463)	$ (94,069)